Basis of Presentation and Summary of Significant Accounting Policies - Concentrations of credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Basis of Presentation and Summary of Significant Accounting Policies
Deposits	$ 29.0	$ 7.5